Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities
Amortized cost	SFr 2,414	SFr 3,015
Gross unrealized gains, Securities	75	75
Gross unrealized losses, Securities	0	0
Fair value	2,489	3,090
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,348	2,949
Gross unrealized gains, Debt securities	52	55
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2,400	3,004
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	241	273
Gross unrealized gains, Debt securities	18	21
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	259	294
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,309	1,382
Gross unrealized gains, Debt securities	34	34
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	1,343	1,416
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	287	285
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	287	285
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	497	750
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	497	750
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	14	259
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	14	259
Equity securities
Available-for-sale securities
Amortized cost, Equity securities	66	66
Gross unrealized gains, Equity securities	23	20
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	89	86
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	66	65
Gross unrealized gains, Equity securities	23	20
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	89	85
Industry and all other
Available-for-sale securities
Amortized cost, Equity securities	0	1
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	0	1
Bank
Available-for-sale securities
Amortized cost	2,138	2,648
Gross unrealized gains, Securities	54	50
Gross unrealized losses, Securities	0	0
Fair value	2,192	2,698
Bank | Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,073	2,582
Gross unrealized gains, Debt securities	31	30
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2,104	2,612
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,279	1,292
Gross unrealized gains, Debt securities	31	30
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	1,310	1,322
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	283	281
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	283	281
Bank | Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	497	750
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	497	750
Bank | Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	14	259
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	14	259
Bank | Equity securities
Available-for-sale securities
Amortized cost, Equity securities	65	66
Gross unrealized gains, Equity securities	23	20
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	88	86
Bank | Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	65	65
Gross unrealized gains, Equity securities	23	20
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	88	85
Bank | Industry and all other
Available-for-sale securities
Amortized cost, Equity securities	0	1
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	SFr 0	SFr 1